Condensed Financial Information of the Parent Company (Details) - Schedule of statements of profit and loss and comprehensive loss - parent company only - Parent [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Financial Information of the Parent Company (Details) - Schedule of statements of profit and loss and comprehensive loss - parent company only [Line Items]
Revenue
Cost of sales
Gross margin
Administrative expenses	(4,042,981)	(1,861,520)	(1,519,150)
Loss from operations	(4,042,981)	(1,861,520)	(1,519,150)
Other income, net	56,642	227,205	9
Finance cost	(315,750)	(99,470)	(92,717)
Equity loss of subsidiaries	(14,262,705)	(3,748,142)	(1,514,166)
Net loss attributable to equity holders of the Company	$ (18,564,794)	$ (5,481,927)	$ (3,126,024)